Recurring Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs for the PIPE with Reduction Right Liability (Parenthetical) (Detail) - PIPE with reduction right liability [Member]
	Mar. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.5
Studio Co [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.5